SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM 12b-25

SEC File Number:  333-153726
CUSIP Number:   56510E 104

NOTIFICATION OF LATE FILING

(Check one):  ☐  Form 10-K     ☐ Form 20-F     ☐ Form 11-K     ☒ Form 10-Q
  ☐ Form 10-D  ☐ Form N-SAR  ☐ Form N-CSR

For Period Ended:   March 31, 2009

☐ Transition Report on Form 10-K ☐ Transition Report on Form 20-F ☐ Transition Report on Form 11-K	☐ Transition Report on Form 10-Q ☐ Transition Report on Form N-SAR

For the Transition Period Ended:

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:  _______________________________

PART I
REGISTRATION INFORMATION

Full Name of Registrant:          Map Financial Group, Inc.

Former Name if Applicable:     N/A

Address of Principal Executive Office (Street and Number): 80 Broad Street, Suite 2700

City, State and Zip Code:         New York, New York 10004

PART II
RULE 12b-25 (b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25 (b), the following should be completed.  (Check box if appropriate)

☒	(a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

☒
(b)  The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report of Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

☐	(c) The accountant’s statement or other exhibit required by Rule 12-b-25 (c) has been attached if applicable.

PART III
NARRATIVE

State below in reasonable detail the reasons why the form 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

As previously reported on the Registrant’s Current Report of Form 8-K, the Registrant recently changed auditors.  Inasmuch as the Quarterly Report of Form 10-Q is the Registrant’s first periodic report due, the Registrant has not completed the preparation of all of the information required to be included in the report.

PART IV
OTHER INFORMATION

(1)  Name and telephone number of person to contact in regard to this notification.

Samuel Rosenberg	(212)	629-1955
(Name)	(Area Code)	(Telephone Number)

(2)  Have all other periodic reports required under section 13 or 15(d) of the Securities Exchange Act of 1934 or section 30 of Investment Company Act of 1940 during the proceeding 12 months or for such shorter period that the registrant was required to file such report(s) been filed?  If the answer is no, identify report(s).
 ☒  Yes  ☐ No

(3)  Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
 ☒  Yes   ☐ No

If so: attach an explanation of the anticipated change both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Map Financial Group, Inc.
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Company Name

Date: June 1, 2009	By:	/s/ Samuel Rosenberg
Samuel Rosenberg
Chief Financial Officer